PCX equities

05001248

1-10581

Cert PAC

REC'D FEB 11 2005

VIA FACSIMILE AND U.S. MAIL

February 11, 2005

Mr. Brian Johnson
Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room 1004
Washington, D.C. 20549

Re: Bentley Pharmaceuticals, Inc.
Original Listing of Preferred Stock Purchase Rights expiring December 19, 2014

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. ("PCXE") has received and approved for listing on the Pacific Exchange, Inc. ("Exchange") the above-referenced security.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (415) 393-4208. Your assistance is greatly appreciated.

Sincerely,

Aaron L. Autajay

Aaron L. Autajay
Listings Representative
Equity Securities Qualification

PROCESSED
FEB 14 2005
THOMSON
FINANCIAL

Enclosure

cc (w/o enclosure): Mr. Robert P. Hebert

115 Sansome Street
San Francisco, CA 94104
415 393-4197